Condensed Schedule of Investments (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	$ 15,490,450	$ 20,143,933
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	12,989,784	55,497,357
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | US Treasury Bills, 0.41% [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 13,000,000
Investment, Maturity Date	Feb. 02, 2017
Investment in U.S. Treasury bills, Amortized cost	$ 12,989,784
Investment, Interest rate	0.41%
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment, Face amount		$ 32,750,000
Investment, Maturity Date		Mar. 03, 2016
Investment in U.S. Treasury bills, Amortized cost		$ 32,748,076
Investment, Interest rate		0.015%
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investment, Face amount		$ 22,750,000
Investment, Maturity Date		Jan. 21, 2016
Investment in U.S. Treasury bills, Amortized cost		$ 22,749,281
Investment, Interest rate		0.0125%
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	$ 0	$ 21,748,974
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment, Face amount		$ 12,500,000
Investment, Maturity Date		Mar. 03, 2016
Investment in U.S. Treasury bills, Amortized cost		$ 12,499,266
Investment, Interest rate		0.015%
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investment, Face amount		$ 9,250,000
Investment, Maturity Date		Jan. 21, 2016
Investment in U.S. Treasury bills, Amortized cost		$ 9,249,708
Investment, Interest rate		0.0125%